Leases (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	1 year 2 months 1 day	1 year 2 months 1 day
Rent expenses	$ 104,976	¥ 751,483	¥ 631,902